United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—29.7%
	Consumer Discretionary—2.6%
1,083,042	Corus Entertainment, Inc., Class B	$18,834,760
77,300	Garmin Ltd.	3,836,399
161,185	L Brands, Inc.	14,806,454
922,403	Regal Entertainment Group	21,805,607
347,549	Six Flags Entertainment Corp.	15,740,494
53,926	Tupperware Brands Corp.	3,850,316
	TOTAL	78,874,030
	Consumer Staples—3.4%
315,410	Altria Group, Inc.	17,754,429
194,353	ConAgra Foods, Inc.	6,798,468
106,016	Kellogg Co.	6,835,912
396,359	Koninklijke Ahold NV- ADR	7,443,622
314,442	Lorillard, Inc.	21,514,121
271,173	Philip Morris International, Inc.	22,496,512
267,510	Reynolds American, Inc.	20,229,106
	TOTAL	103,072,170
	Energy—2.5%
291,706	BP PLC, ADR	12,088,297
170,859	Kinder Morgan, Inc.	7,006,927
295,185	Royal Dutch Shell PLC	19,296,243
396,755	Total SA, ADR	21,277,971
255,258	Valero Energy Corp.	15,746,866
	TOTAL	75,416,304
	Financials—3.1%
24,558	Bank of Hawaii Corp.	1,479,865
67,884	Cincinnati Financial Corp.	3,581,560
210,235	Digital Realty Trust, Inc.	13,955,399
1,446,949	Hospitality Properties Trust	44,580,499
105,639	Mercury General Corp.	5,760,495
993,077	Old Republic International Corp.	15,055,047
330,435	Sun Life Financial Services of Canada	10,184,007
	TOTAL	94,596,872
	Health Care—5.7%
343,400	AbbVie, Inc.	20,775,700
523,368	AstraZeneca Group PLC, ADR	36,060,055
809,619	GlaxoSmithKline PLC, ADR	38,392,133
171,743	Lilly (Eli) & Co.	12,051,206
322,963	Merck & Co., Inc.	18,906,254
1,230,013	PDL BioPharma, Inc.	8,585,491
1,108,246	Pfizer, Inc.	38,035,003
	TOTAL	172,805,842
	Industrials—2.4%
574,546	BAE Systems PLC, ADR	18,810,636
1,299,556	Donnelley (R.R.) & Sons Co.	24,782,533
117,825	Emerson Electric Co.	6,824,424

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—continued
119,139	Lockheed Martin Corp.	$23,833,757
	TOTAL	74,251,350
	Information Technology—2.3%
571,204	CA, Inc.	18,575,554
171,137	Cisco Systems, Inc.	5,050,253
171,552	Intel Corp.	5,704,104
201,530	KLA-Tencor Corp.	13,090,381
100,706	Lexmark International, Inc.	4,296,118
336,634	Microsoft Corp.	14,761,401
119,267	Seagate Technology	7,289,599
	TOTAL	68,767,410
	Telecommunication Services—4.9%
1,345,378	AT&T, Inc.	46,496,264
413,409	BCE, Inc.	18,111,448
999,861	CenturyLink, Inc.	37,854,738
408,218	Consolidated Communications Holdings, Inc.	8,686,879
3,543,995	Frontier Communications Corp.	28,281,080
182,422	Verizon Communications	9,020,768
	TOTAL	148,451,177
	Utilities—2.8%
110,079	Consolidated Edison Co.	6,950,388
157,643	Entergy Corp.	12,534,195
357,648	National Grid PLC, ADR	24,520,347
1,529,135	Northland Power, Inc.	20,855,733
451,658	Southern Co.	20,681,420
	TOTAL	85,542,083
	TOTAL COMMON STOCKS (IDENTIFIED COST $836,491,679)	901,777,238
	CORPORATE BONDS—3.9%
	Basic Industry - Chemicals—0.3%
$1,500,000	Albemarle Corp., 4.150%, 12/1/2024	1,559,179
1,520,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	1,660,372
3,707,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 6/30/2029	3,398,856
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/1/2025	1,112,886
1,750,000	Valspar Corp., Sr. Unsecd. Note, 4.400%, 2/1/2045	1,777,536
	TOTAL	9,508,829
	Basic Industry - Metals & Mining—0.1%
2,000,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 7/30/2020	2,212,300
	Basic Industry - Paper—0.0%
140,000	Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	152,385
	Communications - Cable & Satellite—0.3%
4,900,000	DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 3/15/2042	5,056,364
4,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,414,192
	TOTAL	9,470,556
	Communications - Media & Entertainment—0.3%
4,000,000	CBS Corp., 4.900%, 8/15/2044	4,234,048
5,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	5,391,006
	TOTAL	9,625,054

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.2%
$4,175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 9/15/2043	$5,501,807
		Communications Equipment—0.4%
23,404,000		Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	13,014,379
		Consumer Cyclical - Automotive—0.2%
2,500,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	2,766,163
4,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	4,448,460
		TOTAL	7,214,623
		Consumer Cyclical - Retailers—0.2%
4,000,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	4,355,924
		Consumer Non-Cyclical - Food/Beverage—0.1%
4,000,000		Sysco Corp., Sr. Unsecd. Note, 4.500%, 10/2/2044	4,259,752
		Consumer Non-Cyclical - Tobacco—0.2%
2,500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.375%, 1/31/2044	2,972,538
1,750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 8/4/2041	2,280,213
		TOTAL	5,252,751
		Energy - Independent—0.2%
4,000,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	4,065,868
450,000		Petroleos Mexicanos, 6.500%, 6/2/2041	509,571
1,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	1,905,955
		TOTAL	6,481,394
		Energy - Integrated—0.1%
2,330,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	2,525,002
		Financial Institution - Banking—0.5%
450,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	539,271
3,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	3,550,158
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	3,939,699
1,750,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,749,440
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 5/14/2038	2,109,148
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 2.500%, 1/24/2019	1,117,862
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	1,179,724
1,500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,551,350
		TOTAL	15,736,652
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,034,530
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	627,390
		TOTAL	1,661,920
		Financial Institution - Finance Companies—0.0%
400,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	408,600
		Financial Institution - Insurance - Life—0.1%
3,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	3,533,068
		Financial Institution - Insurance - P&C—0.2%
2,700,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 8/1/2044	2,908,678
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,614,430
		TOTAL	4,523,108
		Financial Institution - REIT - Other—0.1%
3,600,000		WP Carey, Inc., Sr. Unsecd. Note, 4.000%, 2/1/2025	3,581,194
		Technology—0.1%
3,775,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 2/12/2055	3,778,805

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.1%
$1,920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 2/15/2045	$1,954,742
		Utility - Electric—0.1%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,948,950
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/7/2039	2,332,647
		TOTAL	4,281,597
		TOTAL CORPORATE BONDS (IDENTIFIED COST $112,261,315)	119,034,442
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 1/15/2019 (IDENTIFIED COST $399,950)	400,254
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045 (IDENTIFIED COST $2,046,664)	2,076,292
		PREFERRED STOCKS—17.4%
		Consumer Discretionary—0.9%
740,000	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 8/20/2015	28,401,200
		Consumer Staples—0.7%
221,210		Post Holdings, Inc., Conv. Pfd., 5.250%, 6/1/2017	21,858,866
		Energy—0.8%
300,000	[3]	SLB, Issued by Barclays Bank PLC, ELN, 10.000%, 6/22/2015	25,383,000
		Financials—0.6%
2,750		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	3,217,500
44,100		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/1/2051, Annual Dividend $3.00	2,204,118
9,350		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	11,336,501
		TOTAL	16,758,119
		Health Care—1.4%
20,980	[3]	Actavis PLC, Conv. Pfd., 5.500%, 3/1/2018	21,525,480
185,000	[1,2,3]	CELG, Issued by Royal Bank of Canada, ELN, 10.000%, 6/24/2015	22,198,150
		TOTAL	43,723,630
		Industrials—2.9%
531,000	[1,2,3]	DAL, Issued by JPMorgan Chase & Co., ELN, 13.190%, 5/19/2015	23,353,380
248,535		Stanley Black & Decker I, Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	28,666,027
574,012		United Technologies Corp, Conv. Pfd., 7.500%, 8/1/2015, Annual Dividend $3.75	36,564,564
		TOTAL	88,583,971
		Information Technology—3.4%
235,000	[1,2,3]	AAPL, Issued by Royal Bank of Canada, ELN, 9.500%, 5/29/2015	29,095,350
2,300,000	[3]	BRCD, Issued by Credit Suisse AG, ELN, 0.000%, 4/29/2015	25,967,000
310,000	[3]	LRCX, Issued by Barclays Bank PLC, ELN, 10.000%, 6/22/2015	25,181,300
700,000	[1,2,3]	MU, Issued by Bank of America Corp., ELN, 0.000%, 5/28/2015	22,239,000
		TOTAL	102,482,650
		Materials—2.4%
482,000		Alcoa, Inc., Conv. Pfd, Series 1, 5.375%, 10/1/2017, Annual Dividend $2.687	23,328,800
728,395		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.000%, 1/15/2016, Annual Dividend $1.50	12,681,357
1,035,000	[3]	NEM, Issued by Credit Suisse AG, ELN, 0.000%, 5/26/2015	22,081,725
550,000	[3]	X, Issued by Barclays Bank PLC, ELN, 16.500%, 5/4/2015	13,596,000
		TOTAL	71,687,882
		Utilities—4.3%
207,840		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	10,585,291

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Utilities—continued
513,646		Dominion Resources, Inc., Series A, Conv. Pfd., 6.375%, 7/1/2017, Annual Dividend $3.19	$25,980,215
299,651		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/1/2017, Annual Dividend $6.57	30,099,943
607,449		Exelon Corp., Conv. Pfd., 6.500%, 6/1/2017, Annual Dividend $3.25	30,129,470
96,081		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 4/1/2017, Annual Dividend $3.375	5,215,277
485,303	[3]	Nextera Energy, Inc., Conv. Pfd., 5.799%, 9/1/2016, Annual Dividend $2.90	27,681,683
		TOTAL	129,691,879
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $531,324,860)	528,571,197
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 9/10/2045	1,545,034
2,000,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	2,053,711
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	888,850
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	1,438,464
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	111,492
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.968%, 6/10/2046	2,162,862
2,230,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	2,412,498
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	4,122,969
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	1,264,621
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.740%, 5/10/2045	1,556,446
3,440,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 9/10/2047	3,732,654
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.084%, 12/12/2049	1,042,330
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	1,136,832
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 4/15/2045	925,284
1,715,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	1,827,962
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,420,587)	26,222,009
		U.S. TREASURY—0.1%
1,823,570	[4]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021 (IDENTIFIED COST $2,001,228)	1,909,905
		INVESTMENT COMPANIES—48.0%[5]
13,464,215		Emerging Markets Fixed Income Core Fund	469,550,177
15,391,723		Federated Mortgage Core Portfolio	153,917,228
107,115,170	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	107,115,170
111,765,147		High Yield Bond Portfolio	723,120,503
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,474,065,817)	1,453,703,078
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $2,984,012,100)[7]	3,033,694,415
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[8]	(1,758,278)
		TOTAL NET ASSETS—100%	$3,031,936,137
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Long Bond Long Futures	147	$23,791,031	June 2015	$(66,112)
[3]United States Treasury Notes 10-Year Long Futures	125	$15,974,609	June 2015	$(32,508)
[3]United States Ultra Bond Long Futures	186	$31,300,312	June 2015	$263,745
[3]United States Treasury Notes 10-Year Short Futures	800	$102,237,500	June 2015	$(445,031)
[3]United States Ultra Bond Short Futures	185	$31,132,031	June 2015	$(734,642)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,014,548)

The average notional value of long and short futures contracts held by the Fund throughout the period was $77,573,723 and $130,612,617, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
3/2/2015	87,456 CAN	$69,822	$(137)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $141,422,513, which represented 4.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $141,422,513, which represented 4.7% of total net assets.
3	Non-income-producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	At February 28, 2015, the cost of investments for federal tax purposes was $2,983,928,932. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments and (c) futures contracts was $49,765,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $92,908,981 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,143,498.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$257,001,250	$—	$—	$257,001,250
Domestic	644,775,988	—	—	644,775,988
Preferred Stocks
International	12,681,357	—	—	12,681,357
Domestic	278,393,735	237,496,105	—	515,889,840
Debt Securities:
Corporate Bonds	—	119,034,442	—	119,034,442
Asset-Backed Securities	—	400,254	—	400,254
Commercial Mortgage-Backed Securities	—	2,076,292	—	2,076,292
Collateralized Mortgage Obligations	—	26,222,009	—	26,222,009
U.S. Treasury	—	1,909,905	—	1,909,905
Investment Companies[1]	107,115,170	1,346,587,908[2]	—	1,453,703,078
TOTAL SECURITIES	$1,299,967,500	$1,733,726,915	$—	$3,033,694,415
OTHER FINANCIAL INSTRUMENTS[3]	$(1,014,685)	$—	$—	$(1,014,685)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available.
2	Includes $1,359,043,716 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAN	—Canadian Dollar
ELN	—Equity-Linked Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated Unconstrained Bond Fund
February 28, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—62.5%
		Banks—27.2%
$100,000	[1]	Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	$111,708
100,000	[1]	Bankia SAU, Sr. Unsecd. Note, Series BSKT, 0.00%, 4/30/2015	111,707
527,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	555,413
500,000		Caixa Economica Federal, Series REGS, 2.375%, 11/6/2017	478,750
9,000,000		Depfa Bank plc, Sr. Unsecd. Note, Series EMTN, 6/15/2015	588,384
200,000	[2,3]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	204,800
500,000		Finansbank AS, Series REGS, 5.50%, 5/11/2016	510,250
200,000	[2,3]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	207,500
		TOTAL	2,768,512
		Energy—0.5%
50,000	[2,3]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	53,250
		Food & Beverage—10.0%
500,000		JBS Fiance II Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 1/29/2018	526,250
570,000	[2,3]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	493,027
		TOTAL	1,019,277
		Metals & Mining—8.5%
200,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	221,230
450,000		Cemex S.A.B de C.V., Series REGS, 5.257%, 9/30/2015	456,075
200,000	[2,3]	Tupy SA, Series 144A, 6.625%, 7/17/2024	184,000
		TOTAL	861,305
		Oil & Gas—14.3%
500,000		Afren PLC, Series REGS, 11.50%, 2/1/2016	213,850
500,000	[2,3]	Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.30%, 11/12/2015	497,875
500,000		Pacific Rubiales, Series REGS, 5.375%, 1/26/2019	370,000
424,720		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	373,753
		TOTAL	1,455,478
		Telecommunications—2.0%
200,000	[2,3]	SixSigma Networks Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 8.25%, 11/7/2021	207,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,049,800)	6,365,322
		FOREIGN GOVERNMENT/AGENCY—1.9%
		Sovereign—1.9%
200,000	[2,3]	Republic of Ivory Coast, Series 144A, 5.375%, 7/23/2024 (IDENTIFIED COST $196,216)z	190,700
		INVESTMENT COMPANIES—29.5%[4]
833,553	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	833,553
96,424		Federated Project and Trade Finance Core Fund	905,422
195,768		High Yield Bond Portfolio	1,266,620
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,056,904)	3,005,595
		TOTAL INVESTMENTS—93.9% (IDENTIFIED COST $10,302,920)[6]	9,561,617
		OTHER ASSETS AND LIABILITIES - NET—6.1%[7]	617,555
		TOTAL NET ASSETS—100%	$10,179,172
1

At February 28, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes, 5-Year Short Futures	10	$1,192,813	June 2015	$(2,757)
[8]United States Treasury Notes,10-Year Short Futures	38	$4,856,281	June 2015	$(21,164)
[8]United States Treasury Bonds, Long Term Short Futures	10	$1,618,438	June 2015	$(11,116)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(35,037)
The average notional value of futures contracts held by the fund throughout the period was $10,823,346. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/30/2015	JPMorgan	800,000 NOK	821,363 SEK	$5,706
3/30/2015	JPMorgan	800,000 NOK	818,984 SEK	$5,992
3/30/2015	JPMorgan	800,000 NOK	818,588 SEK	$6,039
3/30/2015	Morgan Stanley	260,000 EUR	2,363,223 NOK	$(16,919)
4/15/2015	Bank of America	200,000 CAD	2,369,600 MXN	$1,664
4/15/2015	Bank of America	500,000 EUR	$573,880	$(14,029)
4/15/2015	Bank of America	850,000 NZD	76,062,250 JPY	$3,635
4/15/2015	Bank of America	$572,000	8,478,470 MXN	$5,906
4/15/2015	Barclays	390,000 CAD	2,375,861 NOK	$2,232
4/15/2015	Barclays	130,000 EUR	205,511 SGD	$(5,047)
4/15/2015	Barclays	1,000,000 EUR	$1,133,460	$(13,758)
4/15/2015	BNY Mellon	$630,000	7,351,297 ZAR	$4,867
4/15/2015	JPMorgan	585,000 AUD	611,530 NZD	$(4,537)
4/15/2015	JPMorgan	550,000 EUR	421,888 GBP	$(35,277)
4/15/2015	JPMorgan	275,000 EUR	36,743,787 JPY	$556
4/15/2015	JPMorgan	555,933 EUR	$629,891	$(7,412)
4/15/2015	JPMorgan	525,000 EUR	$621,779	$(33,936)
4/15/2015	JPMorgan	275,000 EUR	$313,185	$(5,267)
4/15/2015	JPMorgan	420,000 GBP	$634,281	$13,918
4/15/2015	JPMorgan	330,709 SGD	28,745,263 JPY	$1,905
4/15/2015	JPMorgan	$1,060,000	1,275,884 CAD	$40,070
4/15/2015	JPMorgan	$470,000	54,955,986 JPY	$10,292
4/15/2015	Morgan Stanley	390,000 AUD	37,180,416 JPY	$(7,125)
4/15/2015	Morgan Stanley	1,300,000 SEK	18,515,718 JPY	$1,125
4/15/2015	Morgan Stanley	1,300,000 SEK	18,485,818 JPY	$1,376
4/15/2015	Morgan Stanley	339,291 SGD	29,464,059 JPY	$2,182
4/15/2015	Morgan Stanley	330,000 SGD	28,549,950 JPY	$3,019
Contracts Sold:
3/30/2015	JPMorgan	800,000 NOK	829,480 SEK	$(4,732)
3/30/2015	JPMorgan	800,000 NOK	829,480 SEK	$(4,732)
3/30/2015	JPMorgan	800,000 NOK	829,480 SEK	$(4,732)
3/30/2015	Morgan Stanley	260,000 EUR	2,362,022 NOK	$16,763
4/15/2015	Bank of America	200,000 CAD	2,353,400 MXN	$(2,745)
4/15/2015	Bank of America	500,000 EUR	$571,620	$11,769
4/15/2015	Bank of America	850,000 NZD	75,552,250 JPY	$(7,901)
4/15/2015	Barclays	390,000 CAD	2,374,983 NOK	$(2,347)
4/15/2015	Barclays	130,000 EUR	207,562 SGD	$6,550
4/15/2015	Barclays	1,000,000 EUR	$1,127,880	$8,178
4/15/2015	Barclays	$572,000	8,574,966 MXN	$537
2

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
4/15/2015	BNY Mellon	$630,000	7,350,336 ZAR	$(4,949)
4/15/2015	HSBC	$1,060,000	1,268,608 CAD	$(45,886)
4/15/2015	JPMorgan	292,500 AUD	312,332 NZD	$7,212
4/15/2015	JPMorgan	292,500 AUD	307,739 NZD	$3,755
4/15/2015	JPMorgan	550,000 EUR	419,431 GBP	$31,484
4/15/2015	JPMorgan	275,000 EUR	37,392,946 JPY	$4,875
4/15/2015	JPMorgan	550,000 EUR	$631,003	$15,167
4/15/2015	JPMorgan	525,000 EUR	$627,330	$39,487
4/15/2015	JPMorgan	555,933 EUR	$630,000	$7,521
4/15/2015	JPMorgan	420,000 GBP	$637,043	$(11,156)
4/15/2015	JPMorgan	$196,545	23,017,276 JPY	$(4,006)
4/15/2015	JPMorgan	$153,818	18,082,250 JPY	$(2,560)
4/15/2015	JPMorgan	$119,636	14,018,483 JPY	$(2,372)
4/15/2015	Morgan Stanley	390,000 AUD	37,613,940 JPY	$10,752
4/15/2015	Morgan Stanley	1,300,000 SEK	18,485,155 JPY	$(1,381)
4/15/2015	Morgan Stanley	1,300,000 SEK	18,370,430 JPY	$(2,341)
4/15/2015	Morgan Stanley	1,000,000 SGD	86,596,000 JPY	$(8,472)
4/30/2015	JPMorgan	100,000 EUR	$114,184	$2,194
4/30/2015	JPMorgan	100,000 EUR	$114,182	$2,192
6/15/2015	Citibank	9,000,000 MXN	$669,070	$70,433
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$95,734
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $245,398 and $330,386, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Future Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these liquid restricted securities amounted to $2,038,652, which represented 20.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At February 28, 2015, these liquid restricted securities amounted to $2,038,652, which represented 20.0% of total net assets.
4	Affiliated holding.
5	7-day net yield.
6	At February 28, 2015, the cost of investments for federal tax purposes was $10,348,602. The net unrealized depreciation for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $786,985. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,009 and net unrealized depreciation from investments for those securities having an excess of cost over value of $833,994.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
3

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, and public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	—	6,141,907	223,415	6,365,322
Government/Agencies	—	190,700	—	190,700
Investment Companies[1]	833,553	2,172,042[2]	—	3,005,595
TOTAL SECURITIES	$833,553	$8,504,649	$223,415	$9,561,617
OTHER FINANCIAL INSTRUMENTS[3]	$(35,037)	95,734	—	$60,697
1	Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investments companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed will be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $1,276,407 of an affiliated investment company holding transferred from Level 1.
3	Other financial instruments include futures contracts and forward exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
ZAR	—South African Rand
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015